Commitments and Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2015 USD ($)
reinsurance contract obligation [Line Items]
Other Commitment	$ 82.4
Minimum commitment under noncancelable purchase obligations	$ 408.0